OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

18.    OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Payables for purchase of property, plant and equipment	1,973,618,323	3,073,625,166
Freight payables	505,793,582	858,026,515
Accrued utilities, rentals and interest	338,652,891	424,436,045
Customs duties	255,616,292	157,655,482
Accrued warranty cost	122,799,090	149,164,034
Value-added tax and other tax payables	38,709,295	74,784,440
Commission payables	90,591,153	24,859,928
Contracted labor fees	18,351,990	24,392,464
Accrued professional service fees	11,434,943	19,739,189
Insurance premium payables	6,811,786	6,838,565
Others	46,015,997	30,560,958
Total	3,408,395,342	4,844,082,786